Share Based Payment Plans - Summary of Stock Option (Parenthetical) (Detail)	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Jan. 31, 2025 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Weighted-average stock price on exercised stock options | $ / shares	$ 93.02	$ 97.1
Number of share options forfeited in share-based payment arrangement	387,608	153,825
Special Long Term Incentive Program [Member]
Disclosure of detailed information about share based payment arrangements [line items]
Number of share options forfeited in share-based payment arrangement	288,838